UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                           15,500  AAR Corp. (b)                                          $       470,270
                                                      5,100  Applied Signal Technology, Inc.                                 68,952
                                                     11,250  Ceradyne, Inc. (b)                                             852,075
                                                      3,000  Cubic Corp.                                                    126,510
                                                     15,400  Curtiss-Wright Corp.                                           731,500
                                                      6,800  EDO Corp.                                                      380,868
                                                      7,800  Esterline Technologies Corp. (b)                               444,990
                                                     17,325  Moog, Inc. Class A (b)                                         761,260
                                                     11,600  Teledyne Technologies, Inc. (b)                                619,324
                                                      6,900  Triumph Group, Inc.                                            563,799
                                                                                                                    ---------------
                                                                                                                          5,019,548
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.3%                       12,500  Forward Air Corp.                                              372,250
                                                     16,400  HUB Group, Inc. Class A (b)                                    492,492
                                                                                                                    ---------------
                                                                                                                            864,742
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                                      71,000  Frontier Airlines Holdings, Inc. (b)                           439,490
                                                     14,100  Mesa Air Group, Inc. (b)                                        62,604
                                                     21,100  SkyWest, Inc.                                                  531,087
                                                                                                                    ---------------
                                                                                                                          1,033,181
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                7,800  Drew Industries, Inc. (b)                                      317,304
                                                      5,000  Standard Motor Products, Inc.                                   47,000
                                                                                                                    ---------------
                                                                                                                            364,304
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                                   20,100  Coachmen Industries, Inc.                                      134,670
                                                     11,300  Monaco Coach Corp.                                             158,539
                                                     38,600  Winnebago Industries, Inc.                                     921,768
                                                                                                                    ---------------
                                                                                                                          1,214,977
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                      7,500  Boston Beer Co., Inc. Class A (b)                              364,950
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                                  3,100  Arqule, Inc. (b)                                                22,103
                                                     13,700  LifeCell Corp. (b)                                             514,709
                                                      9,600  Martek Biosciences Corp. (b)                                   278,688
                                                     27,200  Regeneron Pharmaceuticals, Inc. (b)                            484,160
                                                     18,900  Savient Pharmaceuticals, Inc. (b)                              274,995
                                                                                                                    ---------------
                                                                                                                          1,574,655
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.1%                             11,700  Apogee Enterprises, Inc.                                       303,498
                                                      6,700  Gibraltar Industries, Inc.                                     123,950
                                                     16,000  Griffon Corp. (b)                                              241,600
                                                     25,000  Lennox International, Inc.                                     845,000
                                                     15,200  Simpson Manufacturing Co., Inc.                                484,120
                                                     28,700  Universal Forest Products, Inc.                                858,130
                                                                                                                    ---------------
                                                                                                                          2,856,298
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                               19,200  Investment Technology Group, Inc. (b)                          825,216
                                                      1,800  Jefferies Group, Inc. New Shares                                50,094
                                                     58,200  LaBranche & Co., Inc. (b)                                      272,376
                                                     14,717  Nuveen Investments, Inc. Class A                               911,571
                                                     19,300  optionsXpress Holdings, Inc.                                   504,502
                                                     21,900  Piper Jaffray Cos. (b)                                       1,173,840
                                                     10,300  SWS Group, Inc.                                                182,207
                                                      2,000  TradeStation Group, Inc. (b)                                    23,340
                                                                                                                    ---------------
                                                                                                                          3,943,146
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                     10,000  Arch Chemicals, Inc.                                           468,800
                                                     20,700  H.B. Fuller Co.                                                614,376
                                                      8,900  Huntsman Corp.                                                 235,761
                                                     13,700  Lyondell Chemical Co.                                          634,995
                                                     12,400  OM Group, Inc. (b)                                             654,844
                                                      1,300  Omnova Solutions, Inc. (b)                                       7,514
                                                      1,600  Penford Corp.                                                   60,320

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        100  PolyOne Corp. (b)                                      $           747
                                                      1,100  Quaker Chemical Corp.                                           25,872
                                                     15,900  Schulman A, Inc.                                               313,707
                                                     10,700  Tronox, Inc. Class B                                            96,621
                                                                                                                    ---------------
                                                                                                                          3,113,557
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.4%                               7,700  Alabama National Bancorp.                                      599,984
                                                     20,000  Boston Private Financial Holdings, Inc.                        556,800
                                                     11,700  Cascade Bancorp                                                260,325
                                                     12,700  Central Pacific Financial Corp.                                370,840
                                                     18,900  Chittenden Corp.                                               664,524
                                                     18,800  Community Bank System, Inc.                                    366,976
                                                     22,620  East-West Bancorp, Inc.                                        813,415
                                                     66,900  First BanCorp                                                  635,550
                                                     11,800  First Commonwealth Financial Corp.                             130,508
                                                      2,500  First Financial Bancorp                                         31,950
                                                      2,100  First Indiana Corp.                                             65,772
                                                     10,600  Frontier Financial Corp.                                       247,298
                                                     25,800  Glacier Bancorp, Inc.                                          581,016
                                                     21,800  Hanmi Financial Corp.                                          337,682
                                                     16,500  Irwin Financial Corp.                                          181,830
                                                      5,900  Nara Bancorp, Inc.                                              92,158
                                                     10,670  Prosperity Bancshares, Inc.                                    353,817
                                                     13,400  Provident Bankshares Corp.                                     419,822
                                                     12,300  Signature Bank (b)                                             433,329
                                                     24,500  The South Financial Group, Inc.                                557,130
                                                     18,100  Sterling Bancshares, Inc.                                      206,521
                                                         16  Sterling Financial Corp.                                           430
                                                     27,800  Susquehanna Bancshares, Inc.                                   558,780
                                                     38,600  UCBH Holdings, Inc.                                            674,728
                                                     19,265  Umpqua Holdings Corp.                                          385,493
                                                     19,100  United Bankshares, Inc.                                        581,404
                                                     17,100  United Community Banks, Inc.                                   419,292
                                                     23,600  Whitney Holding Corp.                                          622,568
                                                     13,400  Wintrust Financial Corp.                                       572,046
                                                                                                                    ---------------
                                                                                                                         11,721,988
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 2.8%                18,400  ABM Industries, Inc.                                           367,632
                                                      7,300  Administaff, Inc.                                              264,990
                                                     20,400  Bowne & Co., Inc.                                              339,864
                                                      2,000  CDI Corp.                                                       55,760
                                                      3,200  Consolidated Graphics, Inc. (b)                                200,928
                                                      7,800  G&K Services, Inc. Class A                                     313,560
                                                     21,500  Heidrick & Struggles International, Inc.                       783,675
                                                     19,200  Labor Ready, Inc. (b)                                          355,392
                                                      5,500  On Assignment, Inc. (b)                                         51,370
                                                     93,300  Spherion Corp. (b)                                             770,658
                                                     29,900  Tetra Tech, Inc. (b)                                           631,488
                                                      9,500  United Stationers, Inc. (b)                                    527,440
                                                      8,800  Viad Corp.                                                     316,800
                                                     27,400  Volt Information Sciences, Inc. (b)                            483,336
                                                     23,175  Waste Connections, Inc. (b)                                    736,038
                                                     26,700  Watson Wyatt Worldwide, Inc.                                 1,199,898
                                                                                                                    ---------------
                                                                                                                          7,398,829
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%                      30,600  3Com Corp. (b)                                                 151,164
                                                     18,100  Andrew Corp. (b)                                               250,685
                                                     45,200  Arris Group, Inc. (b)                                          558,220

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     14,600  Audiovox Corp. Class A (b)                             $       150,234
                                                     39,500  Avaya, Inc. (b)                                                669,920
                                                      7,800  Bel Fuse, Inc.                                                 270,348
                                                     25,300  Black Box Corp.                                              1,081,828
                                                      6,200  Blue Coat Systems, Inc. (b)                                    488,312
                                                     20,500  C-COR, Inc. (b)                                                235,545
                                                      7,300  Comtech Telecommunications Corp. (b)                           390,477
                                                      2,800  Digi International, Inc. (b)                                    39,872
                                                     39,900  Ditech Networks, Inc. (b)                                      210,273
                                                     14,300  NETGEAR, Inc. (b)                                              435,006
                                                      2,300  Network Equipment Technologies, Inc. (b)                        33,350
                                                        200  PC-Tel, Inc. (b)                                                 1,518
                                                      6,100  Symmetricom, Inc. (b)                                           28,670
                                                     11,300  Tollgrade Communications, Inc. (b)                             114,356
                                                     22,300  Viasat, Inc. (b)                                               687,509
                                                                                                                    ---------------
                                                                                                                          5,797,287
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.5%                       17,133  Avid Technology, Inc. (b)                                      463,962
                                                      8,900  Intevac, Inc. (b)                                              135,280
                                                      2,200  Netezza Corp. (b)                                               27,522
                                                     12,600  Novatel Wireless, Inc. (b)                                     285,390
                                                     10,800  Synaptics, Inc. (b)                                            515,808
                                                                                                                    ---------------
                                                                                                                          1,427,962
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.7%                    40,000  EMCOR Group, Inc. (b)(f)                                     1,254,400
                                                     34,700  The Shaw Group, Inc. (b)                                     2,016,070
                                                     22,100  URS Corp. (b)                                                1,247,545
                                                                                                                    ---------------
                                                                                                                          4,518,015
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.4%                        12,200  Headwaters, Inc. (b)                                           181,536
                                                     11,300  Texas Industries, Inc.                                         887,050
                                                                                                                    ---------------
                                                                                                                          1,068,586
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                              12,300  Cash America International, Inc.                               462,480
                                                     11,700  First Cash Financial Services, Inc. (b)                        274,014
                                                      2,300  PHH Corp. (b)                                                   60,444
                                                        100  Rewards Network, Inc. (b)                                          485
                                                      3,000  SLM Corp.                                                      149,010
                                                        700  Student Loan Corp.                                             126,224
                                                                                                                    ---------------
                                                                                                                          1,072,657
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.7%                        25,200  AptarGroup, Inc.                                               954,324
                                                     42,000  Caraustar Industries, Inc. (b)                                 187,320
                                                     16,340  Myers Industries, Inc.                                         323,859
                                                     14,400  Rock-Tenn Co. Class A                                          416,160
                                                                                                                    ---------------
                                                                                                                          1,881,663
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                                  33,300  Building Material Holding Corp.                                352,314
                                                      7,600  Keystone Automotive Industries, Inc. (b)                       362,976
                                                                                                                    ---------------
                                                                                                                            715,290
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.7%                 13,900  Bright Horizons Family Solutions, Inc. (b)                     595,476
                                                        700  CPI Corp.                                                       26,964
                                                      8,000  Coinmach Service Corp. Class A                                  95,920
                                                     26,800  Coinstar, Inc. (b)                                             862,156
                                                      2,000  Pre-Paid Legal Services, Inc. (b)                              110,920
                                                      9,600  Universal Technical Institute, Inc. (b)                        172,800
                                                                                                                    ---------------
                                                                                                                          1,864,236
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                10,700  Financial Federal Corp.                                        299,707
                                                      4,800  International Securities Exchange, Inc.                        319,056
                                                     19,700  Portfolio Recovery Associates, Inc.                          1,045,479
                                                                                                                    ---------------
                                                                                                                          1,664,242
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                        10,400  General Communication, Inc. Class A (b)                $       126,256
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%                            24,000  Central Vermont Public Service Corp.                           876,960
                                                     13,400  El Paso Electric Co. (b)                                       309,942
                                                     41,300  Unisource Energy Corp.                                       1,234,457
                                                                                                                    ---------------
                                                                                                                          2,421,359
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.5%                          18,000  Acuity Brands, Inc.                                            908,640
                                                     13,300  Baldor Electric Co.                                            531,335
                                                     18,000  Belden, Inc.                                                   844,380
                                                      3,200  Brady Corp.                                                    114,816
                                                        100  C&D Technologies, Inc. (b)                                         498
                                                     15,800  Regal-Beloit Corp.                                             756,662
                                                        800  Vicor Corp.                                                      9,696
                                                     12,200  Woodward Governor Co.                                          761,280
                                                                                                                    ---------------
                                                                                                                          3,927,307
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 5.8%            19,800  Agilysys, Inc.                                                 334,620
                                                     11,400  Anixter International, Inc. (b)                                939,930
                                                     30,150  Benchmark Electronics, Inc. (b)                                719,680
                                                     17,000  CDW Corp.                                                    1,482,400
                                                      7,800  CTS Corp.                                                      100,620
                                                     12,000  Checkpoint Systems, Inc. (b)                                   316,680
                                                     24,200  Cognex Corp.                                                   429,792
                                                     17,400  Coherent, Inc. (b)                                             558,192
                                                      9,100  Daktronics, Inc.                                               247,702
                                                      8,100  Electro Scientific Industries, Inc. (b)                        194,076
                                                      7,400  Faro Technologies, Inc. (b)                                    326,710
                                                     14,900  Flir Systems, Inc. (b)                                         825,311
                                                     40,200  Insight Enterprises, Inc. (b)                                1,037,562
                                                     10,768  Itron, Inc. (b)                                              1,002,178
                                                      8,900  Keithley Instruments, Inc.                                      94,340
                                                     30,600  Littelfuse, Inc. (b)                                         1,092,114
                                                      7,800  LoJack Corp. (b)                                               147,888
                                                     12,600  MTS Systems Corp.                                              524,160
                                                     15,500  Methode Electronics, Inc.                                      233,275
                                                      8,400  Park Electrochemical Corp.                                     282,072
                                                     18,900  Planar Systems, Inc. (b)                                       126,819
                                                     19,200  Plexus Corp. (b)                                               526,080
                                                      7,500  SYNNEX Corp. (b)                                               154,200
                                                     36,100  ScanSource, Inc. (b)                                         1,014,771
                                                     17,500  TTM Technologies, Inc. (b)                                     202,475
                                                     16,900  Technitrol, Inc.                                               455,455
                                                     51,400  Trimble Navigation Ltd. (b)                                  2,015,394
                                                                                                                    ---------------
                                                                                                                         15,384,496
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 4.0%                   11,400  Atwood Oceanics, Inc. (b)                                      872,784
                                                      7,000  Bristow Group, Inc. (b)                                        305,970
                                                      5,500  CARBO Ceramics, Inc.                                           279,015
                                                      7,200  Dril-Quip, Inc. (b)                                            355,320
                                                      4,900  Gulf Island Fabrication, Inc.                                  188,111
                                                      7,100  Hornbeck Offshore Services, Inc. (b)                           260,570
                                                     29,300  ION Geophysical Corp. (b)                                      405,219
                                                     15,100  Lufkin Industries, Inc.                                        830,802
                                                     10,000  Matrix Service Co. (b)                                         209,500
                                                      7,500  NATCO Group, Inc. Class A (b)                                  388,125
                                                     21,500  Oceaneering International, Inc. (b)                          1,629,700
                                                     22,200  Pioneer Drilling Co. (b)                                       270,396

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     18,400  SEACOR Holdings, Inc. (b)                              $     1,749,840
                                                      6,900  Superior Well Services, Inc. (b)                               156,837
                                                     26,150  Tetra Technologies, Inc. (b)                                   552,811
                                                     29,100  Unit Corp. (b)                                               1,408,440
                                                     10,500  W-H Energy Services, Inc. (b)                                  774,375
                                                                                                                    ---------------
                                                                                                                         10,637,815
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%                       3,000  The Andersons, Inc.                                            144,060
                                                     26,200  Casey's General Stores, Inc.                                   725,740
                                                     14,100  Longs Drug Stores Corp.                                        700,347
                                                     10,100  Performance Food Group Co. (b)                                 304,313
                                                      9,500  Spartan Stores, Inc.                                           214,035
                                                     30,000  The Topps Co., Inc.                                            290,700
                                                                                                                    ---------------
                                                                                                                          2,379,195
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.8%                                  1,400  American Italian Pasta Co. Class A (b)                          11,529
                                                      7,200  Cal-Maine Foods, Inc.                                          181,728
                                                     38,100  Corn Products International, Inc.                            1,747,647
                                                     25,050  Flowers Foods, Inc.                                            546,090
                                                      1,600  J&J Snack Foods Corp.                                           55,712
                                                     12,700  Lance, Inc.                                                    292,354
                                                     13,100  Ralcorp Holdings, Inc. (b)                                     731,242
                                                      3,700  Reddy Ice Holdings, Inc.                                        97,569
                                                     21,400  Sanderson Farms, Inc.                                          891,738
                                                      9,100  TreeHouse Foods, Inc. (b)                                      246,155
                                                                                                                    ---------------
                                                                                                                          4,801,764
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.5%                                 38,200  Atmos Energy Corp.                                           1,081,824
                                                     46,200  Energen Corp.                                                2,638,944
                                                     13,300  The Laclede Group, Inc.                                        429,324
                                                      8,900  New Jersey Resources Corp.                                     441,351
                                                     13,900  Northwest Natural Gas Co.                                      635,230
                                                      9,800  Piedmont Natural Gas Co.                                       245,882
                                                     15,600  South Jersey Industries, Inc.                                  542,880
                                                     42,105  Southern Union Co.                                           1,309,886
                                                     21,700  Southwest Gas Corp.                                            613,893
                                                     50,400  UGI Corp.                                                    1,309,392
                                                                                                                    ---------------
                                                                                                                          9,248,606
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 6.0%               9,100  ArthroCare Corp. (b)                                           508,599
                                                     11,300  Bausch & Lomb, Inc.                                            723,200
                                                      1,700  CONMED Corp. (b)                                                47,583
                                                     35,279  The Cooper Cos., Inc.                                        1,849,325
                                                      2,600  Cutera, Inc. (b)                                                68,146
                                                     11,550  Cytyc Corp. (b)                                                550,357
                                                     13,400  DJO, Inc. (b)                                                  657,940
                                                      7,500  Dade Behring Holdings, Inc.                                    572,625
                                                      5,300  Datascope Corp.                                                179,193
                                                     15,300  Dionex Corp. (b)                                             1,215,738
                                                      9,100  Greatbatch, Inc. (b)                                           241,969
                                                     10,900  Haemonetics Corp. (b)                                          538,678
                                                     32,500  Hologic, Inc. (b)                                            1,982,500
                                                     23,600  ICU Medical, Inc. (b)                                          914,500
                                                     14,600  Idexx Laboratories, Inc. (b)                                 1,600,014
                                                     28,525  Immucor, Inc. (b)                                            1,019,769
                                                      8,100  Integra LifeSciences Holdings Corp. (b)                        393,498
                                                     17,000  Mentor Corp.                                                   782,850
                                                      8,815  Meridian Bioscience, Inc.                                      267,271
                                                      7,500  Osteotech, Inc. (b)                                             56,400

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      5,100  Palomar Medical Technologies, Inc. (b)                 $       145,299
                                                      6,100  PolyMedica Corp.                                               320,372
                                                      7,400  Possis Medical, Inc. (b)                                       100,270
                                                     16,600  Respironics, Inc. (b)                                          797,298
                                                     72,100  Theragenics Corp. (b)                                          323,729
                                                                                                                    ---------------
                                                                                                                         15,857,123
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.6%              18,300  AMERIGROUP Corp. (b)                                           630,984
                                                      6,600  Amsurg Corp. (b)                                               152,262
                                                      5,800  Assisted Living Concepts, Inc. (b)                              53,012
                                                     18,100  Centene Corp. (b)                                              389,331
                                                     17,700  Chemed Corp.                                                 1,100,232
                                                     10,100  CryoLife, Inc. (b)                                              95,445
                                                     29,600  Hooper Holmes, Inc. (b)                                         69,856
                                                     12,500  inVentiv Health, Inc. (b)                                      547,750
                                                      8,200  LCA-Vision, Inc.                                               240,998
                                                      6,800  LHC Group, Inc. (b)                                            145,996
                                                     10,600  Manor Care, Inc.                                               682,640
                                                      5,700  Matria Healthcare, Inc. (b)                                    149,112
                                                      5,200  Odyssey HealthCare, Inc. (b)                                    49,972
                                                     27,895  PSS World Medical, Inc. (b)                                    533,631
                                                     23,200  Pediatrix Medical Group, Inc. (b)                            1,517,744
                                                     14,600  PharMerica Corp. (b)                                           217,832
                                                      8,900  Res-Care, Inc. (b)                                             203,276
                                                     43,000  Sierra Health Services, Inc. (b)                             1,814,170
                                                     25,200  Sunrise Senior Living, Inc. (b)                                891,324
                                                                                                                    ---------------
                                                                                                                          9,485,567
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%                        15,600  Omnicell, Inc. (b)                                             445,224
                                                     19,100  Phase Forward, Inc. (b)                                        382,191
                                                                                                                    ---------------
                                                                                                                            827,415
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 4.0%                  9,100  CEC Entertainment, Inc. (b)                                    244,517
                                                     20,100  CKE Restaurants, Inc.                                          325,821
                                                      5,400  California Pizza Kitchen, Inc. (b)                              94,878
                                                      6,020  Harrah's Entertainment, Inc.                                   523,319
                                                     19,300  Hilton Hotels Corp.                                            897,257
                                                     19,200  IHOP Corp.                                                   1,215,936
                                                     19,800  Jack in the Box, Inc. (b)                                    1,283,832
                                                     13,900  Marcus Corp.                                                   266,880
                                                     53,600  O'Charleys, Inc.                                               812,576
                                                     10,000  P.F. Chang's China Bistro, Inc. (b)                            296,000
                                                     21,000  Pinnacle Entertainment, Inc. (b)                               571,830
                                                     45,450  Rare Hospitality International, Inc. (b)                     1,732,100
                                                      7,200  Ruth's Chris Steak House, Inc. (b)                             102,600
                                                     31,200  Sonic Corp. (b)                                                730,080
                                                      4,400  Station Casinos, Inc.                                          384,912
                                                      4,500  The Steak n Shake Co. (b)                                       67,545
                                                     22,100  Texas Roadhouse, Inc. Class A (b)                              258,570
                                                     43,700  Triarc Cos.                                                    546,687
                                                     10,650  WMS Industries, Inc. (b)                                       352,515
                                                                                                                    ---------------
                                                                                                                         10,707,855
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                             6,600  Bassett Furniture Industries, Inc.                              68,508
                                                     31,800  Champion Enterprises, Inc. (b)                                 349,164
                                                      4,500  Harman International Industries, Inc.                          389,340
                                                     11,000  Russ Berrie & Co., Inc. (b)                                    184,800

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     23,100  Standard-Pacific Corp.                                 $       126,819
                                                      6,000  Universal Electronics, Inc. (b)                                195,000
                                                                                                                    ---------------
                                                                                                                          1,313,631
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                            15,100  Central Garden and Pet Co. (b)                                 134,390
                                                     15,250  Central Garden and Pet Co. Class A (b)                         136,945
                                                        100  Spectrum Brands, Inc. (b)                                          580
                                                      6,500  WD-40 Co.                                                      221,910
                                                                                                                    ---------------
                                                                                                                            493,825
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                                   14,600  Acxiom Corp.                                                   288,934
                                                      3,600  Affiliated Computer Services, Inc. Class A (b)                 180,864
                                                      9,700  Alliance Data Systems Corp. (b)                                751,168
                                                      5,500  Authorize.Net Holdings, Inc. (b)                                96,965
                                                     10,300  Broadridge Financial Solutions LLC                             195,185
                                                      9,800  CACI International, Inc. Class A (b)                           500,682
                                                     26,700  Ceridian Corp. (b)                                             927,558
                                                      4,200  CheckFree Corp. (b)                                            195,468
                                                     71,000  Ciber, Inc. (b)                                                554,510
                                                     15,700  Gevity HR, Inc.                                                160,925
                                                        504  Integral Systems, Inc.                                          10,831
                                                     20,600  Mantech International Corp. Class A (b)                        741,188
                                                      2,000  SI International, Inc. (b)                                      57,140
                                                      6,200  SYKES Enterprises, Inc. (b)                                    102,982
                                                     12,500  Startek, Inc.                                                  126,625
                                                                                                                    ---------------
                                                                                                                          4,891,025
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                        14,500  TXU Corp.                                                      992,815
Energy Traders - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                      30,000  Tredegar Corp.                                                 517,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.2%                                     10,150  Delphi Financial Group, Inc. Class A                           410,263
                                                     20,400  Infinity Property & Casualty Corp.                             820,488
                                                      9,000  LandAmerica Financial Group, Inc.                              350,820
                                                     21,100  Philadelphia Consolidated Holding Co. (b)                      872,274
                                                      8,900  Presidential Life Corp.                                        150,944
                                                     11,200  ProAssurance Corp. (b)                                         603,344
                                                      6,000  RLI Corp.                                                      340,320
                                                      8,073  Safety Insurance Group, Inc.                                   290,144
                                                     36,400  Selective Insurance Group, Inc.                                774,592
                                                      8,300  Tower Group, Inc.                                              217,294
                                                      4,900  United Fire & Casualty Co.                                     191,541
                                                     15,350  Zenith National Insurance Corp.                                689,062
                                                                                                                    ---------------
                                                                                                                          5,711,086
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%                      5,700  Blue Nile, Inc. (b)                                            536,484
                                                     10,100  PetMed Express, Inc. (b)                                       141,501
                                                      1,900  Stamps.com, Inc. (b)                                            22,743
                                                                                                                    ---------------
                                                                                                                            700,728
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%                   3,000  Bankrate, Inc. (b)                                             138,360
                                                      5,200  CyberSource Corp. (b)                                           60,788
                                                     13,100  Dice Holdings, Inc. (b)                                        134,668
                                                     12,300  The Knot, Inc. (b)                                             261,498
                                                     20,500  j2 Global Communications, Inc. (b)                             670,965
                                                     12,800  MIVA, Inc. (b)                                                  60,416
                                                     13,200  Perficient, Inc. (b)                                           288,684
                                                     55,000  United Online, Inc.                                            825,550
                                                     35,300  Websense, Inc. (b)                                             696,469
                                                                                                                    ---------------
                                                                                                                          3,137,398
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%                   4,900  Arctic Cat, Inc.                                       $        80,164
                                                     11,600  Jakks Pacific, Inc. (b)                                        309,836
                                                      4,800  Nautilus, Inc.                                                  38,256
                                                     12,100  Polaris Industries, Inc.                                       527,802
                                                     21,200  Pool Corp.                                                     529,576
                                                     19,100  RC2 Corp. (b)                                                  528,879
                                                     32,100  Sturm Ruger & Co., Inc. (b)                                    574,911
                                                                                                                    ---------------
                                                                                                                          2,589,424
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.6%                 6,126  Enzo Biochem, Inc. (b)                                          69,530
                                                     31,500  Parexel International Corp. (b)                              1,300,005
                                                      7,700  PharmaNet Development Group, Inc. (b)                          223,531
                                                                                                                    ---------------
                                                                                                                          1,593,066
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.7%                                      2,600  ASV, Inc. (b)                                                   36,478
                                                     12,200  Albany International Corp. Class A                             457,378
                                                      7,900  Astec Industries, Inc. (b)                                     453,855
                                                     12,500  Barnes Group, Inc.                                             399,000
                                                      4,100  Cascade Corp.                                                  267,197
                                                     17,600  Clarcor, Inc.                                                  602,096
                                                      3,200  EnPro Industries, Inc. (b)                                     129,920
                                                     14,900  Flow International Corp. (b)                                   131,418
                                                     22,700  Gardner Denver, Inc. (b)                                       885,300
                                                      9,200  Kaydon Corp.                                                   478,308
                                                      2,400  Lindsay Manufacturing Co.                                      105,072
                                                     19,500  Lydall, Inc. (b)                                               180,960
                                                     53,600  Manitowoc Co.                                                2,373,408
                                                     32,500  Mueller Industries, Inc.                                     1,174,550
                                                      7,100  Robbins & Myers, Inc.                                          406,759
                                                     17,300  Toro Co.                                                     1,017,759
                                                      5,400  Valmont Industries, Inc.                                       458,190
                                                      8,400  Watts Water Technologies, Inc. Class A                         257,880
                                                                                                                    ---------------
                                                                                                                          9,815,528
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.3%                                        19,700  Kirby Corp. (b)                                                869,558
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                                          5,600  4Kids Entertainment, Inc. (b)                                   98,504
                                                     12,400  Arbitron, Inc.                                                 562,216
                                                     21,100  Catalina Marketing Corp. (b)                                   683,429
                                                     31,000  Citadel Broadcasting Corp.                                     128,960
                                                     12,700  Clear Channel Communications, Inc.                             475,488
                                                      4,700  Dow Jones & Co., Inc.                                          280,590
                                                      9,800  Lin TV Corp. Class A (b)                                       127,498
                                                     26,700  Live Nation, Inc. (b)                                          567,375
                                                      6,000  Playboy Enterprises, Inc. Class B (b)                           64,440
                                                     32,000  Radio One, Inc. Class D (b)                                    119,360
                                                                                                                    ---------------
                                                                                                                          3,107,860
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%                                8,390  AM Castle & Co.                                                273,514
                                                      4,900  AMCOL International Corp.                                      162,141
                                                     10,200  Alcan, Inc.                                                  1,020,816
                                                      8,400  Brush Engineered Materials, Inc. (b)                           435,876
                                                     11,700  Century Aluminum Co. (b)                                       616,005
                                                     15,375  Quanex Corp.                                                   722,318
                                                      9,600  RTI International Metals, Inc. (b)                             760,896
                                                      8,400  Ryerson, Inc.                                                  283,416
                                                                                                                    ---------------
                                                                                                                          4,274,982
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                                4,800  NorthWestern Corp.                                             130,416
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                              16,700  Fred's, Inc.                                           $       175,851
                                                      7,900  Saks, Inc.                                                     135,485
                                                                                                                    ---------------
                                                                                                                            311,336
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.1%                    8,200  Bois d'Arc Energy, Inc. (b)                                    157,194
                                                     41,700  Cabot Oil & Gas Corp. Class A                                1,466,172
                                                     39,247  Helix Energy Solutions Group, Inc. (b)                       1,666,428
                                                     48,500  Massey Energy Co.                                            1,058,270
                                                     12,100  Penn Virginia Corp.                                            532,158
                                                      6,100  Petroleum Development Corp. (b)                                270,535
                                                      9,100  World Fuel Services Corp.                                      371,371
                                                                                                                    ---------------
                                                                                                                          5,522,128
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%                       15,700  Buckeye Technologies, Inc. (b)                                 237,698
                                                      3,600  Deltic Timber Corp.                                            204,912
                                                     20,600  Neenah Paper, Inc.                                             681,654
                                                     19,700  P.H. Glatfelter Co.                                            292,348
                                                        100  Pope & Talbot, Inc. (b)                                             28
                                                      6,600  Wausau Paper Corp.                                              73,590
                                                                                                                    ---------------
                                                                                                                          1,490,230
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                              7,900  Chattem, Inc. (b)                                              557,108
                                                     16,600  Playtex Products, Inc. (b)                                     303,448
                                                                                                                    ---------------
                                                                                                                            860,556
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%                                6,900  Bradley Pharmaceuticals, Inc. (b)                              125,580
                                                     33,100  MGI Pharma, Inc. (b)                                           919,518
                                                     40,600  Noven Pharmaceuticals, Inc. (b)                                646,758
                                                     38,400  Sciele Pharma, Inc. (b)                                        999,168
                                                     28,900  ViroPharma, Inc. (b)                                           257,210
                                                                                                                    ---------------
                                                                                                                          2,948,234
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                        18,400  Acadia Realty Trust                                            499,192
(REITs) - 3.8%                                       14,300  Archstone-Smith Trust                                          860,002
                                                     16,200  Colonial Properties Trust                                      555,660
                                                      9,800  Eastgroup Properties, Inc.                                     443,548
                                                      8,000  Entertainment Properties Trust                                 406,400
                                                     10,300  Equity Inns, Inc.                                              232,574
                                                     11,100  Essex Property Trust, Inc.                                   1,305,027
                                                     14,100  Kilroy Realty Corp.                                            854,883
                                                      3,800  Kite Realty Group Trust                                         71,440
                                                     21,300  LTC Properties, Inc.                                           504,171
                                                      8,500  Medical Properties Trust, Inc.                                 113,220
                                                     10,500  Mid-America Apartment Communities, Inc.                        523,425
                                                     21,700  National Retail Properties, Inc.                               529,046
                                                     13,200  PS Business Parks, Inc.                                        750,420
                                                      9,800  Parkway Properties, Inc.                                       432,572
                                                     26,200  Republic Property Trust                                        384,354
                                                     36,510  Senior Housing Properties Trust                                805,411
                                                      8,500  Sovran Self Storage, Inc.                                      389,640
                                                     12,984  Tanger Factory Outlet Centers, Inc.                            527,020
                                                                                                                    ---------------
                                                                                                                         10,188,005
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.7%                                   54,433  Heartland Express, Inc.                                        777,303
                                                     32,800  Kansas City Southern (b)                                     1,055,176
                                                     16,600  Knight Transportation, Inc.                                    285,686
                                                     21,200  Laidlaw International, Inc.                                    746,664
                                                     42,100  Landstar System, Inc.                                        1,766,937
                                                                                                                    ---------------
                                                                                                                          4,631,766
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.9%      28,700  AMIS Holdings, Inc. (b)                                        278,677
                                                     14,300  ATMI, Inc. (b)                                                 425,425

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     40,100  Actel Corp. (b)                                        $       430,273
                                                     14,800  Advanced Energy Industries, Inc. (b)                           223,480
                                                     42,200  Axcelis Technologies, Inc. (b)                                 215,642
                                                     28,714  Brooks Automation, Inc. (b)                                    408,887
                                                      3,700  Cohu, Inc.                                                      69,375
                                                     10,100  Cymer, Inc. (b)                                                387,739
                                                     12,550  Diodes, Inc. (b)                                               402,855
                                                     30,100  Exar Corp. (b)                                                 393,106
                                                      8,300  FEI Co. (b)                                                    260,869
                                                      4,700  Kopin Corp. (b)                                                 17,907
                                                     89,000  Kulicke & Soffa Industries, Inc. (b)                           754,720
                                                     16,000  MKS Instruments, Inc. (b)                                      304,320
                                                      1,200  Pericom Semiconductor Corp. (b)                                 14,064
                                                     21,500  Rudolph Technologies, Inc. (b)                                 297,345
                                                     67,800  Skyworks Solutions, Inc. (b)                                   612,912
                                                      5,700  Standard Microsystems Corp. (b)                                218,994
                                                      2,700  Supertex, Inc. (b)                                             107,676
                                                     33,850  Varian Semiconductor Equipment Associates, Inc. (b)          1,811,652
                                                                                                                    ---------------
                                                                                                                          7,635,918
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.1%                                       3,000  Ansoft Corp. (b)                                                98,940
                                                     27,100  Ansys, Inc. (b)                                                926,007
                                                      9,200  Blackbaud, Inc.                                                232,208
                                                        900  BladeLogic, Inc. (b)                                            23,076
                                                        100  Captaris, Inc. (b)                                                 529
                                                      9,050  EPIQ Systems, Inc. (b)                                         170,321
                                                     24,100  Epicor Software Corp. (b)                                      331,857
                                                     14,200  Factset Research Systems, Inc.                                 973,410
                                                     36,200  Informatica Corp. (b)                                          568,340
                                                     12,300  JDA Software Group, Inc. (b)                                   254,118
                                                     25,400  Manhattan Associates, Inc. (b)                                 696,214
                                                     20,100  Napster, Inc. (b)                                               65,727
                                                     45,500  Phoenix Technologies Ltd. (b)                                  487,305
                                                     12,600  Progress Software Corp. (b)                                    381,780
                                                      3,600  Quality Systems, Inc.                                          131,868
                                                      3,600  Radiant Systems, Inc. (b)                                       56,988
                                                     11,000  SPSS, Inc. (b)                                                 452,540
                                                     28,300  Secure Computing Corp. (b)                                     275,359
                                                     13,500  Smith Micro Software, Inc. (b)                                 216,810
                                                      3,500  Sonic Solutions, Inc. (b)                                       36,645
                                                     40,400  THQ, Inc. (b)                                                1,009,192
                                                     15,600  Tyler Technologies, Inc. (b)                                   208,260
                                                     15,100  Ulticom, Inc. (b)                                              122,310
                                                      5,800  VMware, Inc. (b)                                               493,000
                                                                                                                    ---------------
                                                                                                                          8,212,804
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.7%                              15,500  Aaron Rents, Inc.                                              345,650
                                                     10,000  Big 5 Sporting Goods Corp.                                     187,000
                                                     18,300  Brown Shoe Co., Inc. (f)                                       355,020
                                                     18,100  Cabela's, Inc. Class A (b)                                     428,065
                                                     13,050  The Cato Corp. Class A                                         266,742
                                                     11,100  Charlotte Russe Holding, Inc. (b)                              162,504
                                                      9,700  The Children's Place Retail Stores, Inc. (b)                   235,516
                                                      9,350  Christopher & Banks Corp.                                      113,322
                                                     13,100  Dress Barn, Inc. (b)                                           222,831
                                                     17,500  The Finish Line, Inc. Class A                                   75,950
                                                     12,600  Genesco, Inc. (b)                                              581,238

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     18,600  Guitar Center, Inc. (b)                                $     1,102,980
                                                     19,600  Gymboree Corp. (b)                                             690,704
                                                      8,300  HOT Topic, Inc. (b)                                             61,918
                                                      8,500  Hibbett Sports, Inc. (b)                                       210,800
                                                      6,800  Jo-Ann Stores, Inc. (b)                                        143,480
                                                      4,925  Jos. A. Bank Clothiers, Inc. (b)                               164,594
                                                      1,600  Lithia Motors, Inc. Class A                                     27,296
                                                     19,600  Men's Wearhouse, Inc.                                          990,192
                                                      4,000  OfficeMax, Inc.                                                137,080
                                                     17,300  The Pep Boys - Manny, Moe & Jack                               242,719
                                                     14,300  Select Comfort Corp. (b)                                       199,485
                                                     42,500  Sonic Automotive, Inc.                                       1,017,450
                                                     11,725  Stage Stores, Inc.                                             213,747
                                                     36,400  Stein Mart, Inc.                                               277,004
                                                     11,900  Tractor Supply Co. (b)                                         548,471
                                                     10,500  Tween Brands, Inc. (b)                                         344,820
                                                      8,000  Zumiez, Inc. (b)                                               354,960
                                                                                                                    ---------------
                                                                                                                          9,701,538
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.4%               6,300  Ashworth, Inc. (b)                                              38,745
                                                     27,500  CROCS, Inc. (b)                                              1,849,375
                                                      4,500  Deckers Outdoor Corp. (b)                                      494,100
                                                     14,600  Fossil, Inc. (b)                                               545,456
                                                     23,400  Iconix Brand Group, Inc. (b)                                   556,686
                                                     26,400  K-Swiss, Inc. Class A                                          604,824
                                                     10,700  Kellwood Co. (f)                                               182,435
                                                      3,000  Lululemon Athletica, Inc. (b)                                  126,090
                                                      3,200  Maidenform Brands, Inc. (b)                                     50,816
                                                      4,300  Movado Group, Inc.                                             137,256
                                                     10,300  Oxford Industries, Inc.                                        372,036
                                                     15,400  Skechers U.S.A., Inc. Class A (b)                              340,340
                                                      5,500  Unifirst Corp.                                                 206,030
                                                      6,000  Volcom, Inc. (b)                                               255,120
                                                     24,250  Wolverine World Wide, Inc.                                     664,450
                                                                                                                    ---------------
                                                                                                                          6,423,759
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.7%                     1,500  Anchor Bancorp Wisconsin, Inc.                                  40,500
                                                        100  BankAtlantic Bancorp, Inc. Class A                                 867
                                                      5,600  Corus Bankshares, Inc.                                          72,912
                                                      8,100  Downey Financial Corp.                                         468,180
                                                      6,900  FirstFed Financial Corp. (b)                                   341,895
                                                     16,000  Flagstar Bancorp, Inc.                                         155,680
                                                     36,600  Franklin Bank Corp. (b)                                        336,720
                                                     28,200  Fremont General Corp.                                          109,980
                                                     15,500  Triad Guaranty, Inc. (b)                                       294,035
                                                                                                                    ---------------
                                                                                                                          1,820,769
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                       70,700  Alliance One International, Inc. (b)                           462,378
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.7%              15,325  Applied Industrial Technologies, Inc.                          472,470
                                                     15,600  Kaman Corp. Class A                                            539,136
                                                      1,700  Lawson Products, Inc.                                           59,177
                                                      4,600  UAP Holding Corp.                                              144,256
                                                      7,600  Watsco, Inc.                                                   352,868
                                                      7,300  Williams Scotsman International, Inc. (b)                      202,283
                                                                                                                    ---------------
                                                                                                                          1,770,190
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                                     Shares
Industry                                               Held  Common Stocks                                               Value
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                           10,500  Alltel Corp.                                           $      731,640
Services - 0.3%                                         700  Rural Cellular Corp. Class A (b)                               30,450
                                                                                                                    --------------
                                                                                                                           762,090
----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks
                                                             (Cost - $212,331,960) - 93.6%                             248,165,414
----------------------------------------------------------------------------------------------------------------------------------

                                                             Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                    104,706  iShares S&P SmallCap 600 Index Fund                         7,301,149
----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Exchange-Traded Funds
                                                             (Cost - $6,839,638) - 2.8%                                  7,301,149
----------------------------------------------------------------------------------------------------------------------------------

                                                             Other Interests (g)
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                           12,600  Price Communications Corp. Liquidating Trust                        0
Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Other Interests (Cost - $0) - 0.0%                            0
----------------------------------------------------------------------------------------------------------------------------------

                                                       Face
                                                     Amount  Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          $   250,000  Flir Systems, Inc., 3% due 6/01/2023 (a)                      629,375
Instruments - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                                    300,000  LandAmerica Financial Group, Inc., 3.25%
                                                             due 5/15/2034 (a)(c)                                          280,875
                                                    650,000  Selective Insurance Group, Inc., 1.615% due
                                                             9/24/2032 (a)(h)                                              364,000
                                                                                                                    --------------
                                                                                                                           644,875
----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities
                                                             (Cost - $1,045,586) - 0.4%                                  1,274,250
----------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial
                                                   Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                $10,518,685  BlackRock Liquidity Series, LLC
                                                             Cash Sweep Series, 5.22% (d)(e)                            10,518,685
----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $10,518,685) - 4.0%                                10,518,685
----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $230,735,869*) - 100.8%         267,259,498

                                                             Liabilities in Excess of Other Assets - (0.8%)             (2,224,271)
                                                                                                                    --------------
                                                             Net Assets - 100.0%                                    $  265,035,227
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 231,921,461
                                                                  =============
      Gross unrealized appreciation                               $  47,289,367
      Gross unrealized depreciation                                 (11,951,330)
                                                                  -------------
      Net unrealized appreciation                                 $  35,338,037
                                                                  =============

(a)   Convertible security.
(b)   Non-income producing security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net             Interest
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                         $ 5,963,381          $ 345,724
      --------------------------------------------------------------------------

(e)   Represents the current yield as of September 30, 2007.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
(g) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h) Represents a step bond; the interest rate shown is the effective yield at the time of purchase.

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------
      Number of                              Expiration               Face            Unrealized
      Contracts           Issue                 Date                 Amount          Appreciation
      -------------------------------------------------------------------------------------------
      73            Russell 2000 Index      December 2007         $ 28,692,706        $ 989,094
      -------------------------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 20, 2007